Schedule of Investments (unaudited)	iShares® U.S. Consumer Services ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 2.2%
Alaska Air Group Inc.	41,063	$2,005,107
American Airlines Group Inc.(a)	203,272	3,490,180
Delta Air Lines Inc.	212,244	8,056,782
JetBlue Airways Corp.(b)	104,655	1,500,753
Southwest Airlines Co.	196,448	8,631,925
United Airlines Holdings Inc.(b)	97,401	3,895,066
		27,579,813
Commercial Services & Supplies — 1.0%
Copart Inc.(b)	69,158	7,590,091
IAA Inc.(b)	44,782	2,558,843
Rollins Inc.	73,673	2,653,701
		12,802,635
Distributors — 0.3%
LKQ Corp.(b)	93,186	3,269,897

Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions Inc.(a)(b)	20,157	3,063,259
Chegg Inc.(a)(b)	42,870	4,083,796
frontdoor Inc.(a)(b)	28,438	1,565,228
Grand Canyon Education Inc.(b)	15,612	1,326,083
H&R Block Inc.	61,302	1,056,234
Service Corp. International	57,517	2,900,582
Terminix Global Holdings Inc.(b)	43,843	2,090,434
		16,085,616
Entertainment — 13.6%
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	8,531	309,249
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	67,778	2,726,709
Live Nation Entertainment Inc.(b)	47,589	3,162,289
Madison Square Garden Sports Corp.(b)	5,825	943,009
Netflix Inc.(b)	99,415	52,927,552
Roku Inc.(b)	36,271	14,110,507
Walt Disney Co. (The)(b)	557,706	93,789,418
Warner Music Group Corp., Class A	29,573	1,037,716
World Wrestling Entertainment Inc., Class A	15,414	868,271
		169,874,720
Food & Staples Retailing — 11.8%
Albertsons Companies Inc., Class A(a)	15,595	270,885
BJ’s Wholesale Club Holdings Inc.(a)(b)	45,634	1,919,822
Casey’s General Stores Inc.	12,262	2,298,880
Costco Wholesale Corp.	146,846	51,752,936
Kroger Co. (The)	257,703	8,890,753
Sprouts Farmers Market Inc.(b)	38,927	881,697
Sysco Corp.	169,521	12,122,447
Walgreens Boots Alliance Inc.	239,195	12,019,549
Walmart Inc.	400,603	56,280,715
		146,437,684
Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	48,944	5,099,965
Cardinal Health Inc.	97,654	5,246,949
		10,346,914
Hotels, Restaurants & Leisure — 15.7%
Airbnb Inc., Class A(b)	17,137	3,146,867
Aramark	84,246	2,888,795
Boyd Gaming Corp.	26,761	1,208,527
Carnival Corp.	247,513	4,621,068
Chipotle Mexican Grill Inc.(b)	9,312	13,781,760

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Choice Hotels International Inc.	9,637	$969,868
Churchill Downs Inc.	11,842	2,219,783
Cracker Barrel Old Country Store Inc.	7,922	1,071,926
Darden Restaurants Inc.	43,332	5,065,078
Domino’s Pizza Inc.	13,112	4,861,405
DraftKings Inc., Class A(b)	105,598	5,713,908
Hilton Worldwide Holdings Inc.	92,337	9,362,048
Hyatt Hotels Corp., Class A.	11,677	766,712
Las Vegas Sands Corp.	109,311	5,256,766
Marriott International Inc./MD, Class A	88,511	10,294,714
Marriott Vacations Worldwide Corp.	13,648	1,675,428
McDonald’s Corp.	247,981	51,540,371
MGM Resorts International(a)	136,442	3,896,784
Norwegian Cruise Line Holdings Ltd.(a)(b)	105,199	2,382,757
Planet Fitness Inc., Class A(b)	27,168	1,956,096
Royal Caribbean Cruises Ltd.	61,970	4,028,050
Starbucks Corp.	390,619	37,815,825
Texas Roadhouse Inc.	21,722	1,655,434
Vail Resorts Inc.	13,375	3,557,215
Wendy’s Co. (The)	59,765	1,219,206
Wyndham Hotels & Resorts Inc.	30,959	1,800,885
Wynn Resorts Ltd.	32,311	3,215,914
Yum! Brands Inc.	100,398	10,189,393
		196,162,583
Interactive Media & Services — 1.1%
Pinterest Inc., Class A(b)	170,018	11,647,933
TripAdvisor Inc.(b)	32,121	994,787
ZoomInfo Technologies Inc., Class A(b)	27,254	1,308,465
		13,951,185
Internet & Direct Marketing Retail — 13.5%
Amazon.com Inc.(b)	39,694	127,266,903
Booking Holdings Inc.(b)	13,631	26,503,162
Expedia Group Inc.	45,241	5,614,408
Qurate Retail Inc., Series A	129,097	1,626,622
Wayfair Inc., Class A(a)(b)	24,232	6,598,859
		167,609,954
IT Services — 0.1%
LiveRamp Holdings Inc.(a)(b)	22,058	1,670,011

Media — 12.1%
Altice USA Inc., Class A(a)(b)	81,080	2,884,016
Cable One Inc.	1,805	3,610,000
Charter Communications Inc., Class A(a)(b)	48,561	29,503,721
Comcast Corp., Class A	1,192,544	59,114,406
Discovery Inc., Class A(a)(b)	53,311	2,208,142
Discovery Inc., Class C, NVS(b)	98,220	3,440,647
DISH Network Corp., Class A(b)	82,401	2,391,277
Fox Corp., Class A, NVS	112,337	3,502,668
Fox Corp., Class B(b)	51,484	1,538,857
Interpublic Group of Companies Inc. (The)	129,808	3,124,478
Liberty Broadband Corp., Class A(b)	7,777	1,128,987
Liberty Broadband Corp., Class C, NVS(b)	70,473	10,292,582
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	27,554	1,113,733
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	57,196	2,319,870
New York Times Co. (The), Class A	48,043	2,382,452
News Corp., Class A, NVS	130,380	2,529,372
News Corp., Class B	40,182	758,636
Nexstar Media Group Inc., Class A	14,651	1,665,379
Omnicom Group Inc.	71,545	4,462,977

Schedule of Investments (unaudited) (continued)	iShares® U.S. Consumer Services ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Sirius XM Holdings Inc.(a)	394,677	$2,470,678
TEGNA Inc.	73,198	1,173,364
ViacomCBS Inc., Class A	3,635	176,879
ViacomCBS Inc., Class B, NVS	188,031	9,119,503
		150,912,624
Multiline Retail — 4.7%
Dollar General Corp.	81,539	15,868,305
Dollar Tree Inc.(b)	78,275	7,957,436
Kohl’s Corp.	52,344	2,306,277
Ollie’s Bargain Outlet Holdings Inc.(b)	18,917	1,792,007
Target Corp.	166,663	30,194,336
		58,118,361
Professional Services — 0.9%
IHS Markit Ltd.	124,038	10,801,229

Road & Rail — 2.3%
AMERCO	3,001	1,387,782
Lyft Inc., Class A(b)	82,197	3,654,479
Uber Technologies Inc.(b)	463,731	23,617,820
		28,660,081
Specialty Retail — 18.4%
Aaron’s Co. Inc. (The)(b)	11,083	187,746
Advance Auto Parts Inc.	22,584	3,368,178
AutoNation Inc.(a)(b)	19,597	1,396,874
AutoZone Inc.(b)	7,712	8,624,869
Best Buy Co. Inc.	76,699	8,346,385
Burlington Stores Inc.(b)	22,045	5,487,001
CarMax Inc.(b)	54,609	6,431,848
Carvana Co.(b)	18,791	4,908,021
Dick’s Sporting Goods Inc.	21,885	1,466,514
Five Below Inc.(a)(b)	18,596	3,267,875
Floor & Decor Holdings Inc., Class A(a)(b)	34,611	3,186,635
Foot Locker Inc.	34,742	1,522,394
Gap Inc. (The)(b)	68,471	1,386,538
Home Depot Inc. (The)	237,262	64,255,295
L Brands Inc.	77,748	3,169,009
Lithia Motors Inc., Class A	8,705	2,774,109
Lowe’s Companies Inc.	243,859	40,687,874

Security	Shares	Value

Specialty Retail (continued)
Murphy USA Inc.	8,869	$1,104,811
National Vision Holdings Inc.(a)(b)	27,004	1,252,175
O’Reilly Automotive Inc.(b)	24,112	10,258,933
Penske Automotive Group Inc.	10,599	634,244
RH(b)	5,202	2,472,823
Ross Stores Inc.	118,482	13,185,862
TJX Companies Inc. (The)	399,582	25,589,231
Tractor Supply Co.	38,771	5,495,402
Ulta Beauty Inc.(b)	18,750	5,245,500
Williams-Sonoma Inc.	25,496	3,286,944
		228,993,090
Total Common Stocks — 99.8%
(Cost: $1,009,167,326)		1,243,276,397

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	18,995,856	19,007,253
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,213,000	2,213,000
		21,220,253
Total Short-Term Investments — 1.7%
(Cost: $21,211,317)		21,220,253

Total Investments in Securities — 101.5%
(Cost: $1,030,378,643)		1,264,496,650
Other Assets, Less Liabilities — (1.5)%		(19,127,338)

Net Assets — 100.0%		$1,245,369,312

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,049,903	$—		$(2,015,327	)(a)	$(13,084)	$(14,239)	$19,007,253	18,995,856	$192,099	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	943,000	1,270,000	(a)	—		—	—	2,213,000	2,213,000	1,226		—
						$(13,084)	$(14,239)	$21,220,253		$193,325		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Consumer Services ETF
January 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Consumer Discretionary Index	5	03/19/21	$818	$23,678
S&P 500 E-Mini Index	6	03/19/21	1,111	(8,810)
				$14,868

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,243,276,397	$—	$—	$1,243,276,397
Money Market Funds	21,220,253	—	—	21,220,253
	$1,264,496,650	$—	$—	$1,264,496,650
Derivative financial instruments(a)
Assets
Futures Contracts	$23,678	$—	$—	$23,678
Liabilities
Futures Contracts	(8,810)	—	—	(8,810)
	$14,868	$—	$—	$14,868

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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